Related Party Balances and Transactions - Significant related party transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Materials | Beijing Yihang
Related Party Balances and Transactions
Purchases from related party	¥ 31,692	¥ 58,361	¥ 6,914
R&D service | Beijing Yihang
Related Party Balances and Transactions
Purchases from related party	12,176	¥ 4,368	25,106
R&D service | Suzhou Yihang Intelligent Technology Co., Ltd
Related Party Balances and Transactions
Purchases from related party	3,772
Other sales and services | Beijing Sankuai
Related Party Balances and Transactions
Purchases from related party	¥ 969
Equipment and installation service | Airx
Related Party Balances and Transactions
Purchases from related party			1,994
Battery packs and materials | Neolix Technologies
Related Party Balances and Transactions
Sales to related party			¥ 1,943